GENERAL INFORMATION	12 Months Ended
Dec. 31, 2018
General Information
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION

LATAM Airlines Group S.A. (the "Company") is a public limited company registered with the Commission for the Financial Market under No. 306, whose shares are listed in Chile on the Electronic Stock Exchange of Chile - Stock Exchange and the Santiago Stock Exchange - Stock Exchange, besides being listed in the United States of America on the New York Stock Exchange ("NYSE"), in the form of American Depositary Receipts ("ADRs").

Its main business is the air transport of passengers and cargo, both in the domestic markets of Chile, Peru, Argentina, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe and Oceania. These businesses are developed directly or by its subsidiaries in Ecuador, Peru, Brazil, Colombia, Argentina and Paraguay different countries. In addition, the Company has subsidiaries that operate in the cargo business in Chile, Brazil and Colombia.

The Company is located in Chile, in the city of Santiago, on Avenida Americo Vespucio Sur No. 901, Renca commune.

As of December 31, 2018 the statutory capital of the Company is represented by 606,874,525 shares, all ordinary, without par value, which is divided into: (a) 606,407,693 subscribed and paid shares; and (b) 466,832 shares pending subscription and payment, which correspond to the balance of shares pending placement of the last capital increase approved at the extraordinary shareholders meeting of August 18, 2016.

The controller of the Company is the Cueto Group, which through the companies Costa Verde Aeronáutica S.A., Costa Verde Aeronáutica SpA, Costa Verde Aeronáutica Tres SpA, Inversiones Nueva Costa Verde Aeronáutica Ltda., Inversiones Priesca Dos y Cía. Ltda., Inversiones Caravia Dos y Cía. Ltda., Inversiones El Fano Dos y Cía. Ltda., Inversiones La Espasa Dos S.A. and Inversiones La Espasa Dos y Cía. Ltda., Owns 27.91% of the shares issued by the Company, so it is the controller of the Company in accordance with the provisions of letter b) of Article 97 and Article 99 of the Market Law of Values, taken care of that it influences decisively in the administration of this one.

As of December 31, 2018, the Company had a total of 1,451 shareholders in its registry. At that date, approximately 2.45% of the Company's property was in the form of ADRs.

For the period ended December 31, 2018, the company had an average of 41,097 employees, ending this period with a total number of 41,170 people, distributed in 6,380 Administration employees, 4,928 in Maintenance, 13,391 in Operations, 9,196 Cabin Crew , 4,169 Cockpit Crew and 3,106 in Sales.

The main subsidiaries included in these consolidated financial statements are as follows:

a)	Participation rate

				As December 31, 2018			As December 31, 2017			As December 31, 2016
		Country	Functional
Tax No.	Company	of origin	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%

96.518.860-6	Latam Travel Chile S.A. and Subsidary	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
96.763.900-1	Inmobiliaria Aeronáutica S.A.	Chile	US$	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	99.0100	0.9900	100.0000
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000
Foreign	Lan Perú S.A.	Peru	US$	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8939	0.0041	99.8980	99.8939	0.0041	99.8980	99.8939	0.0041	99.8980
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidary	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidary	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A. and Subsidiaries	Chile	US$	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000
96.847.880-K	Technical Trainning LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Insland	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000
Foreign	Peuco Finance Limited	Cayman Insland	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000
Foreign	Profesional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000
Foreign	Jarletul S.A.	Uruguay	US$	99.0000	1.0000	100.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Foreign	TAM S.A. and Subsidiaries (*)	Brazil	BRL	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000

(*)	As of December 31, 2018, the indirect participation percentage over TAM S.A. and Subsidiaries comes from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 49% of political rights its percentage arise as a result of the provisional measure No. 714 of the Brazilian government implemented during 2016 that allows foreign capital to have up to 49% ownership. In this way, since April 2016, LATAM Airlines Group S.A. owns 901 shares with the right to vote of Holdco I S.A., which is equivalent to 49% of the total shares with voting rights of said company and TEP Chile S.A. owns 938 shares with the right to vote of Holdco I S.A., which is equivalent to 51% of the total shares with voting rights.

b)	Financial Information

		Statement of financial position									Net Income
											For the year ended
											December 31,
		As of December 31, 2018			As of December 31, 2017			As of December 31, 2016			2018	2017	2016
Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity		Gain/(loss )
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.518.860-6	Latam Travel Chile S.A. and Subsidary	10,165	3,210	6,955	6,771	2,197	4,574	5,468	2,727	2,741	2,385	1,833	2,650
96.763.900-1	Inmobiliaria Aeronáutica S.A.	-	-	-	-	-	-	36,756	8,843	27,913	-	-	3,443
96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	522,855	1,278,349	(762,139)	499,345	1,101,548	(596,406)	475,763	1,045,761	(561,472)	(128,345)	(35,943)	(36,331)
Foreign	Lan Perú S.A.	417,767	407,570	10,197	315,607	303,204	12,403	306,111	294,912	11,199	3,372	1,205	(2,164)
Foreign	Lan Chile Investments Limited and Subsidiary (*)	-	-	-	-	-	-	-	-	-	-	-	23
93.383.000-4	Lan Cargo S.A.	511,275	334,498	176,777	584,169	371,934	212,235	480,908	239,728	241,180	(34,401)	(30,220)	(24,813)
Foreign	Connecta Corporation	66,593	28,183	38,410	38,735	17,248	21,487	31,981	23,525	8,456	16,923	13,030	9,684
Foreign	Prime Airport Services Inc. and Subsidary (*)	15,817	17,654	(1,837)	12,671	15,722	(3,051)	7,385	11,294	(3,909)	1,225	857	588
96.951.280-7	Transporte Aéreo S.A.	330,777	128,428	202,349	324,498	104,357	220,141	340,940	124,805	216,135	(17,847)	2,172	8,206
Foreign	Aircraft International Leasing Limited	-	-	-	-	-	-	-	-	-	-	-	9
96.631.520-2	Fast Air Almacenes de Carga S.A.	15,499	7,962	7,537	12,931	4,863	8,068	10,023	3,645	6,378	386	939	1,717
Foreign	Laser Cargo S.R.L.	26	13	13	18	27	(9)	21	32	(11)	(3)	2	(1)
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	53,326	13,040	38,812	66,039	42,271	18,808	54,092	35,178	15,737	19,876	3,438	176
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidary (*)	181,522	192,059	(9,614)	144,884	156,005	(10,112)	80,644	95,747	(13,506)	497	3,389	(910)
96.575.810-0	Inversiones Lan S.A. and Subsidiaries (*)	1,383	50	1,333	11,681	5,201	6,377	10,971	6,452	4,452	(4,774)	1,561	2,549
96.847.880-K	Technical Trainning LATAM S.A.	2,879	1,031	1,848	1,967	367	1,600	1,745	284	1,461	884	109	73
Foreign	Latam Finance Limited	679,034	756,774	(77,740)	678,289	708,306	(30,017)	-	-	-	(47,723)	(30,017)	-
Foreign	Peuco Finance Limited	608,191	608,191	-	608,191	608,191	-	-	-	-	-	-	-
Foreign	Profesional Airline Services INC.	2,430	1,967	463	3,703	3,438	265	-	-	-	197	294	-
Foreign	Jarletul S.A.	18	125	(107)	-	-	-	-	-	-	(107)	-	-
Foreign	TAM S.A. and Subsidiaries (*)	4,304,126	3,013,831	1,221,459	4,490,714	3,555,423	856,829	5,287,286	4,710,308	495,562	(12,538)	160,582	2,107

(*)	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.

Additionally, we have proceeded to consolidate the following special purpose entities: 1. Chercán Leasing Limited created to finance the pre-delivery payments on aircraft; 2. Guanay Finance Limited created to issue a bond collateralized with future credit card receivables; 3. Private investment funds. These companies have been consolidated as required by IFRS 10.

All controlled entities have been included in the consolidation.

The changes that occurred in the consolidation perimeter between January 1, 2017 and December 31, 2018, are detailed below:

(1)	Incorporation or acquisition of companies

-	Prismah Fidelidade Ltda. was constituted on June 29, 2012, whose ownership corresponds 99.99% to Multiplus S.A. direct subsidiary of TAM S.A. The operation of this company began in December 2017.

-	On November 2015, the company Peuco Finance Limited was created, whose ownership corresponds 100% to LATAM Airlines Group S.A. The operation of this company began in December 2017.

-	During the month of December 2017, a capital increase in TAM S.A was reported to the Finance Committee for up to US $ 900 million.

The contributions were made on December 11, 2017 for US $ 210 million, January 24, 2018 for US $ 449 million and February 5, 2018 for US $ 200 million, without issuance of new shares.

These capital increases were made and integrated 100% by the shareholder LATAM Airlines Group S.A.

The foregoing, in accordance with the TAM's shareholder Holdco I S.A., who renounces to any right arisinged from this increase.

-	On January 22, 2018, Lan Pax Group S.A., purchased 17,717 shares of Laser Cargo SRL. to Andes Airport Service S.A., consequently Lan Pax Group S.A. ownsership is 3.77922% and Lan Cargo S.A. with a 96.22078% share of Laser Cargo SRL.

-	On March 13, 2018, the company Jarletul S.A., was create. The company ownership is 99% of LATAM Airlines Group S.A. and a 1% is from Inversiones Lan S. A.. The company main activity is a Travel Agency.

-	As of December 31, 2018, Inversiones LAN S.A., subsidiary of LATAM Airlines Group S.A., acquired 5,319 shares of Aerovías de Integración Regional Aires S.A. a non-controlling shareholder, consequently, the indirect participation of LATAM Airlines Group S.A. correspond to 99.2012%

(2)	Dissolution of companies

-	On November 20, 2017 LATAM Airlines Group S.A. acquires 100% of the shares of Inmobiliaria Aeronáutica S.A. consequently, a merger and subsequent dissolution of said company was carried out.

(3)	Disappropriation of companies.

-	On May 5, 2017 Lan Pax Group S.A. and Inversiones Lan S.A., both subsidiaries of LATAM Airlines Group S.A., sold to Talma Servicios Aeroportuarios S.A. and Inversiones Talma S.A.C., 100% of the capital stock of Rampas Andes Airport Services S.A.

The sale value of Rampas Andes Airport Services S.A. it was of ThUS$ 8,624.

-	On May 7, 2018 LATAM Airlines Group S.A. and its subsidiaries Inversiones LAN S.A. and LAN Pax Group S.A., sold, assigned and transferred to the Spanish companies Acciona Airport Services, S.A. and Acciona Aeropuertos, S.L., 100% of its shares in the subsidiary Andes Airport Services S.A.

The sale value of Andes Airport Services S.A. it was ThUS$ 39,108

-	On November 30, 2018, Mas Investment Limited, a subsidiary of LATAM Airlines Group S.A., sold to Puente Aéreo Corporación S.A. de C.V. his participation in the companies Air Transportes Mas de Carga S.A. de C.V. and Promotora Aérea Latino Americana S.A. de C.V.

The sale value of this transaction was ThUS$ 29,466.